Income Tax - Schedule of income tax provision (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Federal
Current	$ 17,500	$ 190,423
Deferred	(7,296)	(1,264,023)
State and Local
Current	0	0
Deferred	0	0
Change in valuation allowance	7,296	1,264,023
Income tax provision	$ 17,500	$ 190,423